Transactions with Non-controlling Interests - Summary of Contributions of Non-controlling Shareholders (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Non-controlling interests [line items]
Contributions from other subsidiaries	S/ 15,120	S/ 3,202
Decrease in equity of non controlling parties	(69,337)	(33,197)
Vial y Vives-DSD S.A. [member]
Non-controlling interests [line items]
Contributions received	3,399	8,654
Returns of contributions	(87,856)	(45,053)
Decrease in equity of non controlling parties	S/ (84,457)	S/ (36,399)